Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Nine Months Ended September 30, 2016 and 2017 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue
Operating expenses:
Research and development, including patent cost of $42,259 expensed for the nine months ended September 30, 2017	(15,288)	(2,740)	(74,224)	(7,414)
General and administrative	(3,334)	(543)	(7,218)	(1,474)
Loss from operations	(18,622)	(3,283)	(81,442)	(8,888)
Foreign exchange gain, net	160	14	363	21
Interest income	36	7	66	13
Other income	914		914
Loss before income tax	(17,512)	(3,262)	(80,099)	(8,854)
Income tax benefit
Net loss	(17,512)	(3,262)	(80,099)	(8,854)
Less: Net loss attributable to noncontrolling interests	(1,978)	(175)	(3,828)	(379)
Net loss attributable to BeyondSpring Inc.	$ (15,534)	$ (3,087)	$ (76,271)	$ (8,475)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.68)	$ (0.19)	$ (3.73)	$ (0.54)
Weighted-average shares outstanding
Basic and diluted (in shares)	22,844,962	15,958,736	20,438,251	15,820,086
Other comprehensive loss
Foreign currency translation gain (loss)	$ (9)	$ 10	$ (14)	$ (29)
Comprehensive loss	(17,521)	(3,252)	(80,113)	(8,883)
Less: Comprehensive loss attributable to noncontrolling interests	(1,918)	(175)	(3,770)	(394)
Comprehensive loss attributable to BeyondSpring Inc.	$ (15,603)	$ (3,077)	$ (76,343)	$ (8,489)